Stockholders’ Deficiency (Details) - Schedule of Common Share Option Activity - USD ($)			6 Months Ended		12 Months Ended
		Dec. 31, 2022	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
ACI Canada Legacy Performance Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options , Exercised			(7,200)		(108,000)		(14,000)
Weighted Average Exercise Price, Exercised			$ 0.22		$ 0.25
Weighted Average Remaining Contractual Life (Years), Exercised
Number of Options , Options exercisable			258,160
Weighted Average Exercise Price, Options exercisable			$ 0.22
Weighted Average Remaining Contractual Life (Years), Options exercisable,			3 years 11 months 15 days
Aggregate Intrinsic Value, Options exercisable	[1]		$ 3,244,265
Number of Options, Balance		380,842	265,642		272,842		380,842
Weighted Average Exercise Price, Balance		$ 0.23	$ 0.22		$ 0.22		$ 0.23
Weighted Average Remaining Contractual Life (Years), Balance		5 years 10 months 28 days	3 years 11 months 23 days		4 years 6 months 3 days
Aggregate Intrinsic Value, Balance	[1]	$ 2,073,837	$ 3,338,055		$ 3,228,973		$ 2,073,837
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted					647,600
Weighted Average Exercise Price, Granted					$ 4.16
Weighted Average Remaining Contractual Life (Years), Granted
Number of Options, Expired					(30,911)
Weighted Average Exercise Price, Expired					$ 25.34
Weighted Average Remaining Contractual Life (Years), Expired
Number of Options , Exercised			(10,913)	[2]	(10,045)	[3]
Weighted Average Exercise Price, Exercised			$ 4.79	[2]	$ 4.16	[3]
Weighted Average Remaining Contractual Life (Years), Exercised				[2]		[3]
Number of Options , Options exercisable			464,509
Weighted Average Exercise Price, Options exercisable			$ 4.44
Weighted Average Remaining Contractual Life (Years), Options exercisable,			8 years 4 months 6 days
Aggregate Intrinsic Value, Options exercisable	[4]		$ 3,874,544
Number of Options, Balance		220,243	815,974		826,887		220,243
Weighted Average Exercise Price, Balance		$ 18.12	$ 4.28		$ 4.44		$ 18.12
Weighted Average Remaining Contractual Life (Years), Balance		8 years 5 months 19 days	8 years 6 months 29 days		9 years 25 days
Aggregate Intrinsic Value, Balance	[4]		$ 6,939,454		$ 6,647,828

[1]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s shares on the reporting date
[2]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,913 Common Share options on a cashless basis (net exercise) for the issuance of 7,700 Common Shares.
[3]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.
[4]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on the reporting date.